Note 21 - Non-current assets and disposal groups classified as held for sale (Details) - EUR (€)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale		€ 2,001,000,000	€ 23,853,000,000	€ 3,603,000,000
Average sale time of assets from foreclosures or recoveries		the average sale time of assets from foreclosures or recoveries was between 2 and 3 years.	the average sale time of assets from foreclosures or recoveries was between 2 and 3 years.	the average sale time of assets from foreclosures or recoveries was between 2 and 3 years.
Financed By Group Companies		€ 82,000,000	€ 207,000,000	€ 219,000,000
Profit Arising From The Sale Of Group Companies Financed Assets		1	1	1
Foreclosures And Recoveries [Member]
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale		2,211,000,000	6,207,000,000	4,225,000,000
Foreclosure [Member]
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale	[1]	2,135,000,000	6,047,000,000	4,057,000,000
Recoveries From Financial Leases [Member]
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale		76,000,000	160,000,000	168,000,000
Other Assets From Property Plant And Equipment Operating Leases [Member]
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale		433,000,000	447,000,000	1,181,000,000
Property Plant And Equipment [Member]
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale		276,000,000	447,000,000	378,000,000
Operating Leases [Member]
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale		0	0	803,000,000
Investment Properties [Member]
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale	[2]	158,000,000	0	0
Business Sale - Assets [Member]
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale	[3]	29,000,000	18,623,000,000	40,000,000
Accrued Amortization [Member]
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale	[4]	(44,000,000)	(77,000,000)	(116,000,000)
Impairment Losses [Member]
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale		(628,000,000)	(1,348,000,000)	(1,727,000,000)
Total [Member]
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale		€ 2,001,000,000	€ 23,853,000,000	€ 3,603,000,000

[1]	(*) Corresponds mainly to the agreement with Cerberus to transfer the "Real Estate" business in Spain (see Note 3).
[2]	(*) Corresponds mainly to the agreement with Cerberus to transfer the "Real Estate" business in Spain (see Note 3).
[3]	(**) Corresponds mainly to the BBVA´s stake in BBVA Chile (see Note 3).
[4]	(***) Amortiza tion accumulated until related asset reclassified as “non-current assets and disposal groups held for sale” .